Share based payment arrangements - Options (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€) EquityInstruments	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€) EquityInstruments	Jun. 30, 2021 EUR (€)
Share based payment arrangements
Options outstanding, ending balance (in shares)	353,400		353,400
Options exercisable (in shares)	353,400		353,400
Weighted-average contractual life			5 years	6 years
Expenses recognized in profit and loss | €	€ 5	€ 52	€ 49	€ 218